UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10527

O’Connor Fund of Funds: Equity Opportunity LLC
(Exact name of registrant as specified in charter)

299 Park Avenue, 29th Floor New York, NY 10171
(Address of principal executive offices) (Zip code)
James M. Hnilo, Esq. UBS Alternative and Quantitative Investments LLC One North Wacker Drive, 32nd Floor Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 525-6000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

O’Connor Fund of Funds: Equity Opportunity LLC

Schedule of Portfolio Investments

(Unaudited)

March 31, 2013

Investment Fund	Cost	Fair Value	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date (b)	Dollar Amount of Fair Value for First Available Redemption (b)
Equity Hedged

Atlas Institutional Fund, L.L.C.	$5,417,769	$5,658,034	7.46	5/1/2011	Quarterly
Bronson Point Partners L.P.	5,000,000	5,630,095	7.43	3/1/2012	Quarterly
Cadian Fund, L.P.	3,380,900	4,196,678	5.54	1/1/2011	Semi-Annual	(d)
CCI Technology Partners II, L.P.	5,018,159	5,155,206	6.80	2/1/2012	Quarterly
Encompass Capital Fund, L.P.	3,680,000	3,498,456	4.62	2/1/2012	Quarterly	(d)
JHL Capital Group Fund, L.L.C.	5,022,747	5,266,280	6.95	2/1/2011	Quarterly	(d)
Newbrook Capital Partners L.P.	5,750,000	6,411,131	8.46	1/1/2012	Quarterly
Pennant Windward Fund, L.P.	5,631,908	6,858,231	9.05	1/1/2011	Quarterly
Pershing Square, L.P.	5,549,132	6,594,870	8.70	1/1/2011	Anniversary
Soroban Fund, L.L.C.	5,112,929	7,459,508	9.84	4/1/2011	Quarterly	(d)
Southpoint Qualified Fund, L.P.	3,880,929	6,066,087	8.00	11/1/2006	Quarterly	(d)
Visium Balanced Fund, L.P.	5,510,800	6,206,768	8.19	6/1/2011	Quarterly

Equity Hedged Subtotal	$58,955,273	$69,001,344	91.04%

Other

Spindrift Partners, L.P.	753,342	943,707	1.25	7/1/2005	N/A	(c)
Valinor Capital Partners, L.P.	27,507	172,824	0.23	7/1/2007	N/A	(c)

Other Subtotal	$780,849	$1,116,531	1.48%

Total	$59,736,122	$70,117,875	92.52%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Investment Funds with no dates or amounts are available to be redeemed as of the measurement date and thereafter on the frequency noted in the Redemption Frequency column.
(c)	A portion or all of the Fund’s interests in the Investment Fund are held in side pockets which have restricted liquidity.
(d)	The Investment Fund is subject to an investor level gate of 25%.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem within one quarter of the March 31, 2013 measurement date, subject to further lockups and liquidity provisions. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem within one quarter of the March 31, 2013 measurement date. The Fund does not bifurcate an investment between Level 2 and Level 3 when there is an investor level gate; therefore if a portion of the investment is determined to be Level 3, the entire holding is classified as a Level 3 investment. Included in Level 3 as of March 31, 2013 is $5,572,583 which relates to the value of a portion of several securities that can be partially redeemed within one quarter of the measurement date. Further liquidity information is contained in the Schedule of Portfolio Investments. There were no transfers between Level 1 and Level 2 during the period ended March 31, 2013.

O’Connor Fund of Funds: Equity Opportunity LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2013

ASSETS TABLE

Description	Total Fair Value at March 31, 2013	Level 1	Level 2	Level 3

Equity Hedged	$69,001,344	$—	$35,919,465	$33,081,879
Other	1,116,531	—	—	1,116,531

Total Assets	$70,117,875	$—	$35,919,465	$34,198,410

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2012*	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2013
Equity Hedged	$31,834,808	$14,420	$2,257,091	$–	$(1,024,440)	$–	$–	$33,081,879
Other	1,151,522	12,597	11,503	–	(59,091)	–	–	1,116,531
Total	$32,986,330	$27,017	$2,268,594	$–	$(1,083,531)	$–	$–	$34,198,410

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of March 31, 2013 is $2,259,776.

*

Balance as of December 31, 2012 was adjusted to reflect Level 3 investments where the Fund does not have the ability to redeem within one quarter of December 31, 2012, subject to further lockups and liquidity provisions.

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The Investment Funds in the equity hedged strategy generally use fundamental analysis to invest in publicly traded equities. Long and short positions seek to capture perceived security mispricings. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. Investment Funds within this strategy, including 38 percent with investor level gates, are generally subject to 45 - 65 day redemption notice periods and are available to be redeemed in accordance with their offering documents, as of the measurement date.

O’Connor Fund of Funds: Equity Opportunity LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2013

The other category contains investment approaches that are outside of the mainstream hedge fund strategies (credit, equity hedged, relative value and trading). The category includes other strategies, such as certain private equity and real estate dealings, as well as niche investment approaches including asset-backed lending, insurance-linked securities, direct private lending, factoring, infrastructure investing, viatical/structured settlements, natural resources and weather derivatives. The Investment Funds within this strategy are side pockets where the liquidation of assets is uncertain.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2013.

The Fund recognizes transfers into and out of the levels indicated above and transfers between an Investment Fund’s liquid holdings and side pocket holdings at the end of the reporting period. Please refer to the December 31, 2012 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	O’Connor Fund of Funds: Equity Opportunity LLC

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	5/21/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	5/21/13

By (Signature and Title)*	/s/ Nicholas Vagra
Nicholas Vagra, Principal Accounting Officer

Date	5/21/13

*	Print the name and title of each signing officer under his or her signature.